GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.3 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2024-NQM1
Start - End Dates:	11/5/2021 - 4/4/2022
Deal Loan Count:	6

Loan Level Tape Compare Upload

Loans in Report	6

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Combined LTV	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original LTV	XXXXXX	XXXXXX

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